ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

(a)                                 Horizon Information

On February 1, 2010, the Group acquired 100% equity interest in Horizon Information, a professional IT company based in China.

The purchase price was $1,389, consisting of:

•                                          Cash consideration of $545 paid upon closing; and

•                                          Contingent consideration valued at $844: the Group agreed to pay the selling shareholders of Horizon Information up to $1,400 based on the actual 2010 and 2011 audited gross profit of Horizon Information. Horizon Information met the performance measures and the Group subsequently paid the selling shareholders of Horizon Information the contingent purchase consideration in March 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net current liabilities assumed:
Current assets	$920
Current liabilities	(1,338)
Total	$(418)
Intangible assets acquired:
Customer base	860	5.9 years
Goodwill	1,076
Deferred tax liability	(129)
Total	$1,807
Total consideration	$1,389

The Group believes that the acquisition will increase the Group’s scale, geographic presence and service offerings as well as expanding its capacities and ultimately become a significant source of the Group’s revenue growth.

The results of operations of Horizon Information have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Horizon Information assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$146,579
Net income	11,604
Net income per share
- Basic	$0.34
- Diluted	$0.32

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(b)                                 Echo Lane

On April 1, 2010, the Group acquired 100% equity interest in Echo Lane, a professional consulting service firm based in the U.S. with expertise in cloud computing.

The estimated purchase price was $2,711, consisting of:

•                                           Cash consideration of $1,155 paid upon closing; and

•                                           Contingent consideration estimated at $1,556 based on the actual 2011 audited gross profit of Echo Lane with various parameters.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$829
Current liabilities	(414)
Total	$415
Intangible assets acquired:
Customer base	670	6.8 years
Goodwill	1,854
Deferred tax liability	(228)
Total	$2,296
Total consideration	$2,711

The results of operations of Echo Lane have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Echo Lane assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$147,152
Net income	11,878
Net income per share
- Basic	$0.35
- Diluted	$0.33

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(c)                                  ISL

On July 1, 2010, the Group acquired 100% equity interest in ISL, a professional IT company based in Japan, for a total cash consideration of $2,174.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,068
Current liabilities	(331)
Total	$737
Intangible assets acquired:
Customer base	380	5.5 years
Goodwill	1,217
Deferred tax liability	(160)
Total	$1,437
Total consideration	$2,174

The Group believes that the acquisition will expand the Group’s service offerings in the insurance industry and in Japan.

The results of operations of ISL have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of ISL assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,292
Net income	11,623
Net income per share
- Basic	$0.34
- Diluted	$0.32

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(d)                                 Besure

On October 1, 2010, the Group acquired substantially all of the business and assets of Besure (“Besure “), a China-based IT services firm specializing in SAP consulting and implementation services.  Total consideration for the acquisition was paid as follows:

•                                          The first tranche of $2,500 was paid in cash in November, 2010; and

•                                          Contingent consideration valued at $2,233 in cash, based on Besure’s financial performance in the 15 months ended December 31, 2011.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer base	460	3.25 years
Trade name	810	5 years
Goodwill	3,463
Total	$4,733
Total consideration	$4,733

The results of operations of Besure have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Besure assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$151,619
Net income	13,533
Net income per share
- Basic	$0.42
- Diluted	$0.37

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(e)                                  Beans

On January 1, 2011, the Group acquired substantially all of the business and assets of Beans (“Beans “), a Singapore-based research and development service provider.  The total consideration of $2,042 consists of:

•                                          Cash consideration of $574 in cash paid upon closing; and

•                                          Contingent consideration valued at $1,468 based on financial performance of Beans in fiscal year 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115
Total	$2,042
Total consideration	$2,042

The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

The results of operations of Beans have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Beans assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,665
Net income	12,106
Net income per share
- Basic	$0.36
- Diluted	$0.33

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(f)                                   Business team of China-based IT service firms

On February 1, 2011, the Group acquired a business team from certain China-based IT service firms (“Business Team”) that provide IT consulting services to clients in the BFSI industry.

The total cash consideration of $2,500 was paid in July 2011.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547
Total consideration	$2,500

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of the Business Team have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Business Team assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,079	$219,197
Net income	9,828	17,715
Net income per share
- Basic	$0.26	$0.44
- Diluted	$0.27	$0.41

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(g)                                 NouvEON

On July 1, 2011, the Group acquired 100% equity interest in NouvEON, a U.S.-based IT consulting services firm.  The estimated purchase price was $14,160, consisting of:

•                                          Cash consideration of $6,757 paid in 2011; and

•                                          Contingent consideration estimated at $7,403 based on financial results of NouvEon from July 1, 2011 to June 30, 2013.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)
Total	$(1,049)
Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)
Total	$15,209
Total consideration	$14,160

The Group believes that NouvEON’s value-driven expertise and tailored solutions combined with their strong domain expertise in financial services will greatly benefit the Group and the Group’s global client base.

The results of operations of NouvEON have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of NouvEON assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$159,380	$225,390
Net income	10,776	17,260
Net income per share
- Basic	$0.30	$0.43
- Diluted	$0.30	$0.40

The pro forma results of operations give effect to certain adjustments, including success fee and amortization of acquired intangible assets with finite lives, associated with the acquisition.  The nonrecurring success fee amounted to $450 and has been included in the determination of the pro forma net income for the year ended December 31, 2010.

(h)                                 HURO

On October 1, 2011, the Group acquired 100% equity interest in HURO, a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

The estimated purchase price was $7,293, consisting of:

•                                          Cash consideration of $3,282 paid in 2011 and 2012; and

•                                          Contingent consideration estimated at $4,011 based on financial results of HURO from October 1, 2011 to September 30, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)
Total	$550
Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 year
Trade name	1,425	Indefinite
Non-compete clause	359	5 years
Goodwill	3,361
Deferred tax liability	(597)
Total	$6,743
Total consideration	$7,293

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of HURO have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of HURO assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$151,735	$222,856
Net income	11,541	17,514
Net income per share
- Basic	$0.34	$0.43
- Diluted	$0.32	$0.41

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(i)                                     Logoscript

In February 2012, the Group acquired 100% interest in Logoscript International S.L., a Spain-based software localization and technical translation services provider and its subsidiaries based in Spain, Brazil and Portugal. Logoscript International S.L. and its subsidiaries are hereinafter referred to as “Logoscript”.

The estimated purchase price was $1,399, consisting of:

•                                          Cash consideration of $1,158 paid in 2012; and

•                                          Contingent consideration estimated at $241 based on the financial performance of Logoscript from January 1, 2012 to December 31, 2013.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Assets	$1,592
Liabilities	(1,150)
Total	$442
Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)
Total	$957
Total consideration	$1,399

The Group believes that the acquisition will improve its presence in Europe as well as obtain multilingual talents.

The results of operations of Logoscript have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$222,836	$359,352
Net income	17,458	2,553
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(j)                                     Longhaul

In March 2012, the Group acquired the business and assets of Shenzhen Longhaul Information Technology Ltd., or Longhaul, a China-based SAP consulting services company, which mainly provides SAP implementation and maintenance services in China.

The estimated purchase price was $1,494, consisting of:

•                                          Cash consideration of $772 paid in May 2012; and

•                                          Contingent consideration estimated at $722 based on the financial performance of Longhaul from March 1, 2012 to December 31, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015
Total	$1,494
Total consideration	$1,494

The business purpose of this acquisition is to acquire the team’s specialized knowledge of SAP, and related contracts and customers to enhance the Group’s ability to expand into the SAP service market in China.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$220,733	$359,322
Net income	17,858	2,583
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.42	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(k)                                  Glory

In June 2012, the Group acquired 100% equity interest in Beijing GloryCube Technology Co., Ltd., or Glory, a China-based IT service firm that specialized in CRM system design and implementation in the financial industry in China.

The estimated purchase price was $6,616, consisting of:

•                                          Cash consideration of $3,061 paid in 2012; and

•                                          Contingent consideration estimated at $3,555 based on the financial performance of Glory from June 1, 2012 to March 31, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,465
Current liabilities	(1,879)
Total	$(414)
Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 year
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)
Total	$7,030
Total consideration	$6,616

The Group believes that the acquisition will expand the Group’s business in the financial industry in China and increase the Group’s geographic presence and service offerings.

The results of operations of Glory have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$223,225	$360,796
Net income	18,050	2,652
Net income per share
- Basic	$0.44	$0.06
- Diluted	$0.42	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(l)                                     Bearing Point

In July 2012, the Group acquired 100% equity interest in Bearing Point Holding Pty. Limited and its subsidiaries ( hereinafter refer to as “Bearing Point”), a IT consulting services provider based in Australia.

The estimated purchase price was $7,465, consisting of:

•                                          Cash consideration of $3,601 paid upon closing; and

•                                          Contingent consideration estimated at $3,864 based on the financial performance of Bearing Point from July 1, 2012 to December 31, 2014.

Besides the above payments, an amount of $1,025 was paid in August 2012 to the former shareholders of Bearing Point. Since the Group has the right to be paid back this amount if these shareholders cease their employment with the Group at any time before the third anniversary of the closing date, the $1,025 is accounted for as deferred employee compensation expense and amortized over the three-year service period.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Assets	$6,729
Liabilities	(5,180)
Total	$1,549
Intangible assets acquired:
Customer relationship	1,845	5 years
Trade name	512	2 years
Goodwill	4,266
Deferred tax liability	(707)
Total	$5,916
Total consideration	$7,465

The Group believes that the acquisition will expand the Group’s business in Asia South and increase the Group’s geographic presence and service offerings.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$238,002	$368,538
Net income	17,690	2,484
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.41	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(m)                              Newton

In August 2012, the Group acquired 100% equity interest in Newton Technology Limited (“Newton”), a system developer under Java platform based in Japan.

The estimated purchase price was $1,464, consisting of:

•                                          Cash consideration of $1,241 paid upon closing; and

•                                          Contingent consideration estimated at $223 based on the financial performance of Newton from August 1, 2012 to June 30, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Assets	$936
Liabilities	(465)
Total	$471
Intangible assets acquired:
Acquired software	168	5years
Contract backlog	3	0.5 year
Customer relationship	434	5 years
Goodwill	557
Deferred tax liability	(169)
Total	$993
Total consideration	$1,464

The acquired software has been written-off as of December 31, 2012 because the Group decided not to actively use it in its future operations.

The Group believes that the acquisition will expand the Group’s business in Japan and increase the Group’s geographic presence and service offerings.

In November 2012, all the business and assets of Newton were transferred to Pactera Japan.  Accordingly, Newton was closed down prior to the end of year 2012.

The results of operations of Newton have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$221,197	$360,319
Net income	17,425	2,313
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(n)                                  Acquisition of non-controlling interest in HiSoft Jinxin

In December 2010, HiSoft Beijing and five third party individuals entered into an agreement to form Hisoft Jinxin in which HiSoft Beijing and the five individuals own 60% and 40% of the total equity interest, respectively. In connection with the company formation, HiSoft Beijing and the five individuals injected $1,364 and $909, respectively to incorporate Hisoft Jinxin, a PRC company engaged in providing outsourcing business to the banking and insurance industries in China.

In October 1, 2012, HiSoft Beijing acquired the 40% of the equity interest from the non-controlling shareholders of Hisoft Jinxin with a total consideration of $12,938, of which $1,203 was paid in November and December 2012. The remaining consideration expected to be paid in 2013 and 2014 is $9,278 and $2,457 respectively, based on Hisoft Jinxin’s financial performance for the years ended December 31, 2012 and 2013.

(o)                                  VanceInfo

On November 9, 2012, the Group completed the merger of equals with VanceInfo, a listed company on New York Stock Exchange (“NYSE”) that provides IT services and offshore software development services to enhance the Group’s leading position in IT outsourcing industry. According to the Merger Agreement, Hisoft and VanceInfo shareholders each owned approximately 50% of the combined company at the transaction closing. The merger was accounted for as a business combination using the acquisition method with the Company treated as the accounting acquirer.

The total consideration was calculated based on the fair value of the shares issued in connection with the merger, including shares issued in exchange for vested VanceInfo stock options and restricted share units (“RSU”).

The total consideration was calculated below:

Issuance of common shares	42,517
Closing price on transaction date	$7.49
Stock consideration	$318,451
Fair value of vested VanceInfo stock options and RSU	$8,327
Total consideration	$326,778

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Cash	$31,717
Term deposits	35,032
Accounts receivable	155,885
Other current assets	13,525
Property, plant and equipment	53,400
Land use right	24,393
Deferred tax assets-non-current	866
Other non-current assets	4,254
Current liabilities	(75,530)
Other non-current liabilities	(6,185)
Total	237,357

Intangible assets acquired:
Customer relationship	11,540	4-6years
Trade name	27,840	2 years- indefinite
Software technology	2,290	4 - 5 years
Contract backlog	910	2 years
Non-compete agreement	1,400	1 - 4 years
Goodwill	54,407
Deferred tax liability	(8,966)
Total	89,421
Total consideration	$326,778

The fair values of the intangible assets were determined using the “cost”, “income approach-excess earnings”, “with and without” and “relief from royalty” valuation methods. In performing the purchase price allocation, the Company considered, among other factors, forecasted financial performance of the acquired business and market performance of the acquired business in China.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the merger had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$502,126	$673,266
Net income/(loss)	39,532	1,807
Net income/(loss) per share
- Basic	$0.47	$0.02
- Diluted	$0.45	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

The amount of revenue included in consolidated statement of operation was $59,323 during the period from November 9, 2012 to December 31, 2012.

(p)                                  Other acquisitions

The Group also made following acquisitions during the years ended December 31, 2011:

•                  On April 1, 2011, the Group acquired substantially all of the business and assets of iConnect (“iConnect Business”), a U.S.-based development and testing services provider, with consideration of:

Cash consideration of $400 paid upon closing;

Contingent consideration of $306 paid in 2011.

•                  On April 1, 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong (“Shanghai Yuetong Business”), a China-based development and testing services provider, with consideration of:

Cash consideration of $600 paid upon closing;

Contingent consideration of $459 paid in 2012.

•                  On June 1, 2011, the Group acquired substantially all of the business and assets of Ascent (“Ascent Business”), a China-based professional technical training services provider, with consideration of:

Cash consideration of $245 paid upon closing;

Contingent consideration of up to $227 based on the financial performance of Ascent Business from July 2011 to June 2014;